THE BLACKROCK FUNDS
THE BLACKROCK STRATEGIC PORTFOLIO I
SEMI-ANNUAL REPORT
MARCH 31, 1998
(UNAUDITED)


See Notes to Financial Statements

THE BLACKROCK FUNDS
THE BLACKROCK STRATEGIC PORTFOLIO I
STATEMENT OF NET ASSETS (UNAUDITED)
MARCH 31, 1998
--------------------------------------------------------------------------------
Principal
 Amount                                                             Value
  (000)                        DESCRIPTION
--------------------------------------------------------------------------------
               U.S. TREASURY OBLIGATIONS              97.3%

               U.S. Treasury Notes
  $5,750       6.37%            05/15/00                             $ 5,837,514
  13,350       5.87%            09/30/02                              13,446,654
   2,700       6.50%            10/15/06                               2,833,191
   6,125       6.62%            05/15/07                               6,500,768
                                                                     -----------
               TOTAL U.S. TREASURY OBLIGATIONS (COST $28,643,043)    $28,618,127
                                                                     -----------
               SHORT TERM INVESTMENTS                  1.9%

     545       Smith Barney Money Market Fund                            545,104
               (COST $545,104)                                       -----------

               TOTAL INVESTMENTS IN SECURITIES        99.2%          $29,163,131
               (COST $29,188,147)

               OTHER ASSETS IN EXCESS OF LIABILITES    0.8%              229,390
                                                     ------          -----------

               NET ASSETS                            100.0%          $29,392,621
                                                     ======          ===========

                       See Notes to Financial Statements

THE BLACKROCK FUNDS
THE BLACKROCK STRATEGIC PORTFOLIO I
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $29,188,147)                             $29,163,231
Cash denominated in foreign currencies (cost $10,533)                     9,959
Interest receivable                                                     376,060
Advisor reimbursement receivable                                          7,178
Prepaid expenses                                                             52
                                                                    -----------
         Total Assets                                                29,556,480
                                                                    -----------


LIABILITIES
Distributions payable                                                   141,523
Accrued expenses payable                                                 22,336
                                                                    -----------
         Total Liabilities                                              163,859
                                                                    -----------
NET ASSETS                                                          $29,392,621
                                                                    ===========

Net assets were comprised of:
     Common stock, at par                                                $2,945
     Paid-in capital in excess of par                                29,468,806
     Accumulated net realized gain                                      (53,640)
     Net unrealized appreciation                                        (25,490)
                                                                    -----------
     Net assets                                                     $29,392,621
                                                                    ===========

Net asset value per share                                                 $9.98
                                                                    ===========

Total shares outstanding                                              2,944,516
                                                                    ===========

--------------------------------------------------------------------------------

                       See Notes to Financial Statements

THE BLACKROCK FUNDS
THE BLACKROCK STRATEGIC PORTFOLIO I
STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  For the Period
                                                                    10/6/97 (a)
                                                                      through
                                                                      3/31/98
                                                                  --------------
Investment Income:
     Interest                                                         $778,897


Expenses:
     Investment advisory fee                                            26,674
     Administration fee                                                 30,675
     Custodian fee                                                       6,205
     Transfer agent fee                                                  4,001
     Legal and audit                                                     4,338
     Printing                                                            7,080
     Registration fees                                                     904
     Trustees fees                                                       2,848
     Other                                                               2,527
                                                                      --------
          Total expenses                                                85,252

         Less fees voluntarily waived                                  (50,583)
                                                                      --------
        Total operating expenses                                        34,669
                                                                      --------
     Interest expense                                                      954
                                                                      --------
        Total expenses                                                  35,623
                                                                      --------
Net investment income                                                  743,274
                                                                      --------

Realized and unrealized gain on investments:

Net realized gain (loss) on:
          Investment transactions                                      106,717
          Foreign exchange transactions                                (25,357)
                                                                      --------
                                                                        81,360
                                                                      --------
Net change in unrealized appreciation on:
          Investments                                                  (25,490)
                                                                      --------
Net gain on investments                                                 55,870
                                                                      --------
Net increase in net assets resulting from operations                  $ 20,247
                                                                      ========

--------------------------------------------------------------------------------
(a) Commencement of Operations

                       See Notes to Financial Statements

THE BLACKROCK FUNDS
THE BLACKROCK STRATEGIC PORTFOLIO I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                  For the Period
                                                                    10/6/97 (a)
                                                                      through
                                                                      3/31/98
                                                                  --------------
Increase (decrease) in net assets:                                  (Unaudited)
Operations:

     Net investment income                                         $   743,274

     Net realized gain on investments                                   81,360

     Net unrealized depreciation on investments                        (25,490)
                                                                   -----------

     Net increase in net assets resulting from operations              799,144
                                                                   -----------

Distributions to shareholders from:
     Net investment income                                            (878,273)
     Net realized gain                                                      --
                                                                   -----------
                                                                      (878,273)
                                                                   -----------

Capital share transactions:
     Proceeds from shares subscribed                                28,735,000
     Net asset value of shares issued in reinvestment
           of dividend distributions                                   736,750
     Net asset value of shares redeemed                                     --
                                                                   -----------
                                                                    29,471,750
                                                                   -----------

     Total increase in net assets                                   29,392,621
                                                                   -----------

Net Assets:

   Beginning of period                                                      --
                                                                   -----------
   End of period                                                   $29,392,621
                                                                   ===========


(a)  Commencement of operations.

                       See Notes to Financial Statements

THE BLACKROCK FUNDS
THE BLACKROCK STRATEGIC PORTFOLIO I
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a share outstanding throughout the period:                 For the Period
                                                             10/6/97 (a) through
                                                                  3/31/98
                                                             -------------------
                                                                (Unaudited)
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                              $  10.00
                                                                  --------
     Net investment income (b)                                        0.25
     Net realized and unrealized gain (loss) on investments           0.03
                                                                  --------
         Net increase from investment operations                      0.28
                                                                  --------

     Distributions from net investment income                        (0.30)
     Distributions from net realized capital gains                      --
                                                                  --------
          Total dividends and distributions                          (0.30)
                                                                  --------
      Net asset value, end of period                                 $9.98
                                                                  ========

TOTAL RETURN                                                          3.03%

RATIOS / SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                           $29,393

Ratio of expenses to average net assets (b)                           0.27%
Ratio of expenses to average net assets (excluding waivers) (b)       0.64%

Ratio of net investment income to average net assets (b)              5.57%
Ratio of net investment income to average net assets
    (excluding waivers) (b)                                           5.20%

Portfolio turnover                                                     150%

--------------------------------------------------------------------------------
(a) Commencement of investment operations.
(b) Annualized


                       See Notes to Financial Statements

BLACKROCK FUNDS
STRATEGIC PORTFOLIO I
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Funds[SERVICE MARK] (the "Fund") (formerly the Compass Capital (REGISTRATION MARK) Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     The following is a summary of significant accounting policies followed by the Fund.

     SECURITIES VALUATION: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

     In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     FOREIGN CURRENCY TRANSLATION- The books and records of Strategic Portfolio I are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) Market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS- The Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

     TAXES: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

NOTE 2.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services, BlackRock Advisors Inc., is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc., may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended March 31, 1998, advisory fees and waiver for the Portfolio were as follows:

                             GROSS                                 NET
                           ADVISORY                             ADVISORY
                              FEE              WAIVER              FEE
                           --------            -------          --------
Strategic Portfolio I       $26,674            $26,674              $0

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: 0.23% of the first $500 million, 0.21% of the next $500 million, 0.19% of the average daily net assets in excess of $1 billion.

     PFPC, BlackRock Advisors, Inc. and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the period ended March 31, 1998, administration fees and waivers for the Portfolio were as follows:

                                GROSS                                   NET
                           ADMINISTRATION                         ADMINISTRATION
                                 FEE                WAIVER              FEE
                           --------------          --------       --------------
Strategic Portfolio I          $30,675              $16,732           $13,943


       In addition, PNC Bank, National Association serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

       PFPC, BlackRock Advisors, Inc. and BDI have also voluntarily agreed to reimburse expenses in the amount of $7,177 with respect to the Strategic Portfolio I for the period ended March 31, 1998.


NOTE 3.      PORTFOLIO SECURITIES

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended March 31, 1998 were $17,808,936 and $17,090,537, respectively. Purchases and sales of government securities for the period ended March 31, 1998 were $50,043,249 and $21,330,973, respectively. The federal income tax basis of the investments of the Portfolio at March 31, 1998 was $29,188,147 and, accordingly, as of March 31, 1998 net unrealized depreciation for federal income tax purposes aggregated $25,490 which $35,323 related to depreciated securities and $9,833 related to appreciated securities.

NOTE 4.  CAPITAL SHARES

Transactions in capital shares were as follows:
                                                            For the Period
                                                              10/6/97 (a)
                                                                Through
                                                                3/31/98
                                                            --------------
Shares subscribed ...................................          2,870,975

Shares issued in connection with the reinvestment
of dividends and distributions.......................             73,541
                                                               ---------

                                                               2,944,516


Shares redeemed                                                       --
                                                               ---------
Net increase                                                   2,944,516
                                                               =========




-----------------
(a) Commencement of Operations

CO-ADMINISTRATOR AND DISTRIBUTOR    CO-ADMINISTRATOR AND TRANSFER AGENT
BlackRock Distributors, Inc.        PFPC Inc.
West Conshohocken, PA 19428         Wilmington, DE 19809

INVESTMENT ADVISER                  CO-ADMINISTRATOR
BlackRock Advisors, Inc.            BlackRock Advisors, Inc.
New York, NY 10154                  New York, NY 10154

CUSTODIAN                           COUNSEL
PNC Bank, National Association      Simpson, Thatcher & Bartlett
Philadelphia, PA 19103              New York, NY 10017
                                    (A partnership which includes professional corporations)
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
Philadelphia, PA 19103



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809




================================================================================
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
================================================================================